Goodwill and Other Intangibles (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Goodwill by Segment

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail[2]	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2016	$2,337	$14,175	$150	$16,662
Additions	–	34	10	44
Foreign currency translation adjustments and other	(34)	(516)	–	(550)
Carrying amount of goodwill as at October 31, 2017	2,303	13,693	160	16,156
Additions	82	–	–	82
Foreign currency translation adjustments and other	18	280	–	298
Carrying amount of goodwill as at October 31, 2018[1]	$2,403	$13,973	$160	$16,536

Pre-tax discount rates
2017	9.1–10.7%	10.1–10.5%	12.2%
2018	9.7–10.7	10.1–11.8	12.2

[1]	Accumulated impairment as at October 31, 2018, was nil (October 31, 2017 – nil).
[2]	Goodwill predominantly relates to U.S. personal and commercial banking.

Summary of Other Intangibles

The following table presents details of other intangibles as at October 31.

Other Intangibles

(millions of Canadian dollars)	Core deposit intangibles	Credit card related intangibles	Internally generated software	Other software	Other intangibles	Total
Cost
As at November 1, 2016	$2,623	$762	$2,266	$387	$675	$6,713
Additions	–	–	576	82	74	732
Disposals	–	–	(93)	(16)	(58)	(167)
Fully amortized intangibles	–	–	(171)	(142)	(110)	(423)
Foreign currency translation adjustments and other	(100)	(6)	(29)	(3)	(16)	(154)
As at October 31, 2017	2,523	756	2,549	308	565	6,701
Additions	–	–	567	87	14	668
Disposals	–	–	(82)	(2)	–	(84)
Fully amortized intangibles	–	–	(275)	(89)	–	(364)
Foreign currency translation adjustments and other	52	3	1	(4)	7	59
As at October 31, 2018	$2,575	$759	$2,760	$300	$586	$6,980

Amortization and impairment
As at November 1, 2016	$2,225	$356	$786	$261	$446	$4,074
Disposals	–	–	(91)	(16)	(58)	(165)
Impairment losses	–	–	1	–	–	1
Amortization charge for the year	121	90	368	80	44	703
Fully amortized intangibles	–	–	(171)	(142)	(110)	(423)
Foreign currency translation adjustments and other	(86)	(4)	(5)	(3)	(9)	(107)
As at October 31, 2017	2,260	442	888	180	313	4,083
Disposals	–	–	(11)	(2)	–	(13)
Impairment losses	–	–	–	5	–	5
Amortization charge for the year	96	98	423	78	44	739
Fully amortized intangibles	–	–	(275)	(89)	–	(364)
Foreign currency translation adjustments and other	48	2	6	12	3	71
As at October 31, 2018	$2,404	$542	$1,031	$184	$360	$4,521
Net Book Value:
As at October 31, 2017	$263	$314	$1,661	$128	$252	$2,618
As at October 31, 2018	171	217	1,729	116	226	2,459